Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related expected credit loss provision as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Trade receivable	27,800	23,327
Less: allowance for expected credit losses	(4,382)	(3,684)

Total accounts receivable, net	23,418	19,643

Movement of the expected credit loss provision for accounts receivable is as follows:

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of year	(3,713)	(5,424)	(4,382)
(Provision) reversal for expected credit losses	(2,054)	360	36
Write-off	343	682	662

Balance at end of year	(5,424)	(4,382)	(3,684)